CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 412,681	$ 437,154
Restricted cash	56	49
Cash, cash equivalents and restricted cash	$ 412,737	$ 437,203